SHARE CAPITAL AND RESERVES (Details)	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning	5,480,000	2,000,000
Weighted average exercise price outstanding, beginning	$ 0.09	$ 0.05
Number of options Granted	1,000,000	3,480,000
Weighted average exercise price Granted	$ 0.11	$ 0.12
Number of options outstanding, ending	6,480,000	5,480,000
Weighted average exercise price outstanding, ending	$ 0.10	$ 0.09